ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                        SUPPLEMENT DATED JUNE 22, 2009,
                     TO THE PROSPECTUS DATED APRIL 27, 2009

    This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.


1. EFFECTIVE AS OF THE DATE OF THIS SUPPLEMENT, OR AS OTHERWISE INDICATED, THE FOLLOWING INFORMATION REPLACES CORRESPONDING INFORMATION IN THE PROSPECTUS DATED APRIL 27, 2009.


FOR THE AZL COLUMBIA SMALL CAP VALUE FUND THE FIRST TWO PARAGRAPHS UNDER THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES SECTION ON PAGE 22 ARE REPLACED WITH THE FOLLOWING:

   The AZL Columbia Small Cap Value Fund seeks long-term capital appreciation.

   Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index[{reg-trade-mark} ]at the time of purchase (between $7 million and $3.3 billion as of December 31, 2008) that the Fund's subadviser believes are undervalued. The Fund may invest up to 20% of total assets in foreign securities.


FOR THE AZL VAN KAMPEN EQUITY AND INCOME FUND, THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES SECTION ON PAGE 135 IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

   The investment objective of the AZL Van Kampen Equity and Income Fund is to seek the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.

   Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The Subadviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities.

   The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund's Subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the Subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Fund's Subadviser of the income or growth potential of such securities materially change.


   The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

   The Funds may also allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not Permitted Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

   For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                            Page 1 of 11                       AZLPRO-001-0409

THE PORTFOLIO MANAGERS OF THE FUNDS SECTION, BEGINNING ON PAGE 179, IS REVISED, EFFECTIVE JUNE 15, 2009, TO REPLACE THE ENTRY FOR THE AZL VAN KAMPEN GLOBAL FRANCHISE FUND IN ITS ENTIRETY WITH THE FOLLOWING (note that this entry will be deleted in its entirety, effective October 26, 2009, as set forth at Item 7 below):

   AZL VAN KAMPEN GLOBAL FRANCHISE FUND

   The Fund is managed by members of the International Equity team. The International Equity team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are William D. Lock and Walter B. Riddell, each a Managing Director of the Subadviser, Peter J. Wright, a Managing Director of the Subadviser and John S. Goodcare and Christian Derold, each an Executive Director of the Subadviser.

   Messrs. Lock and Wright are co-lead managers of the Fund. Each member of the team has both global sector research responsibilities and makes investment management decisions for the Fund. All current members are responsible for the execution of the overall strategy of the Fund.

   See below for more information about the portfolio managers.

THE PORTFOLIO MANAGERS OF THE FUNDS SECTION, BEGINNING ON PAGE 179, IS REVISED, EFFECTIVE JUNE 15, 2009, TO DELETE THE BULLET POINTS UNDER THE HEADING "THE VAN KAMPEN PORTFOLIO MANAGERS," BEGINNING ON PAGE 187, REGARDING HASSAN ELMASRY, PARAS DODHIS, MICHAEL ALLISON, AND JAYSON VOWLES, AND TO ADD THE FOLLOWING NEW BULLET POINTS (note that these new entries will be amended, effective October 26, 2009, as set forth at Item 7 below):

   o Mr. Lock has been associated with the Subadviser in an investment management capacity since 1994 and has been managing the AZL Van Kampen Global Franchise Fund since June 2009.

   o Mr. Riddell has been associated with the Subadviser in an investment management capacity since 1995 and has been managing the Van Kampen Global Franchise Fund since June 2009.

   o Mr. Wright has been associated with the Subadviser in an investment management capacity since 1996 and has been managing the Van Kampen Global Franchise Fund since June 2009.

   o Mr. Goodacre has been associated with the Subadviser in an investment management capacity since 2003 and has been managing the Van Kampen Global Franchise Fund since June 2009.

   o Mr. Derold has been associated with the Subadviser in an investment management capacity since May 2006 and has been managing the Van Kampen Global Franchise Fund since June 2009. Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

THE LEGAL PROCEEDINGS SECTION, BEGINNING ON PAGE 191, IS REVISED TO DELETE THE ENTRY FOR OPPENHEIMERFUNDS, INC., ON PAGE 202, AND TO REPLACE IT IN ITS ENTIRETY WITH THE FOLLOWING:

   OPPENHEIMERFUNDS, INC.

   During 2009, a number of complaints have been filed in federal courts against OppenheimerFunds, Inc. ("OFI"), OppenheimerFunds Distributor, Inc. ("OFDI"), and certain Oppenheimer mutual funds ("Defendant Funds") advised by OFI and distributed by OFDI. The complaints naming the Defendant Funds also name certain officers and trustees and former trustees of the respective Defendant Fund. The plaintiffs are seeking class action status on behalf of those who purchased shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws to the effect that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund's investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses.

   A complaint brought in state court against OFI, OFDI and another subsidiary of OFDI, on behalf of the Oregon College Savings Plan Trust alleges a variety of claims, including breach of contract, breach of fiduciary duty, negligence and violation of state securities laws. Plaintiffs seek compensatory damages, equitable relief and an award of attorneys' fees and litigation expenses.

   Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of OFI, against OFI and certain of its affiliates, regarding the alleged investment fraud perpetrated by Bernard Madoff and his firm ("Madoff"). Those lawsuits, in 2008 and 2009, allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others.


                            Page 2 of 11                       AZLPRO-001-0409

   They seek unspecified damages,
   equitable relief and an award of attorneys' fees and litigation expenses. None of the suits have named OFDI, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

   OFI believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds' Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual independent Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or OFDI to perform their respective duties to the Fund, and that outcome of all the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.



2. AT A MEETING HELD JUNE 10, 2009, THE BOARD OF TRUSTEES APPROVED THE MERGER OF EACH OF THE FOLLOWING ACQUIRED FUNDS INTO THE CORRESPONDING ACQUIRING FUND.



                 ACQUIRED FUNDS                               ACQUIRING FUNDS
            AZL BlackRock Growth Fund             AZL BlackRock Capital Appreciation Fund
          AZL Columbia Technology Fund            AZL BlackRock Capital Appreciation Fund
     AZL First Trust Target Double Play Fund               AZL S&P 500 Index Fund
       AZL JPMorgan Large Cap Equity Fund              AZL JPMorgan U.S. Equity Fund
           AZL NACM International Fund                AZL International Index Fund (1)
           AZL Oppenheimer Global Fund            AZL Van Kampen Global Franchise Fund (2)
    AZL Oppenheimer International Growth Fund        AZL AIM International Equity Fund
AZL PIMCO Fundamental IndexPLUS Total Return Fund          AZL S&P 500 Index Fund
    AZL Schroder International Small Cap Fund         AZL International Index Fund (1)
          AZL TargetPLUS Balanced Fund              AZL Balanced Index Strategy Fund (3)
           AZL TargetPLUS Equity Fund                      AZL S&P 500 Index Fund
           AZL TargetPLUS Growth Fund               AZL Moderate Index Strategy Fund (3)
          AZL TargetPLUS Moderate Fund              AZL Moderate Index Strategy Fund (3)

      (1) The AZL International Index Fund is not offered by this prospectus and currently is not an available investment option for contract owners. It is expected that the Fund will be made available as an investment option for contract owners on or about October 26, 2009.

      (2) Effective on or about October 26, 2009, the AZL Van Kampen Fund will retain a new investment subadviser and be renamed the AZL Van Kampen International Equity Fund, as set forth at Item 7 below.

      (3) The AZL Balanced Index Strategy Fund and the AZL Moderate Index Strategy Fund are series of the Allianz Variable Insurance Products Fund of Funds Trust and are offered by the prospectus for that Trust dated April 27, 2009.

Completion of the mergers is subject to a number of conditions, including approval by shareholders of each Acquired Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of each Acquired Fund in the third quarter of 2009, and that a special meeting of shareholders to consider the mergers will be held in the fourth quarter of 2009. Subject to satisfaction of these and other conditions of the mergers, it is anticipated that the mergers will become effective as soon as practicable following shareholder approval.




3. AT A MEETING HELD JUNE 10, 2009, THE BOARD OF TRUSTEES APPROVED TEMPORARY VOLUNTARY REDUCTIONS IN THE MANAGEMENT FEE FOR THE FOLLOWING FUNDS TO BE EFFECTIVE OCTOBER 26, 2009.



AZL AIM INTERNATIONAL EQUITY FUND

  Under the terms of the investment management agreement between the Manager and the Allianz Variable Insurance Products Trust dated April 27, 2001, the management fee for the AZL AIM International Equity Fund is 0.90% on all assets. The rate currently is reduced to 0.90% on the first $250 million of assets and 0.85% on assets above $250 million.

                            Page 3 of 11                       AZLPRO-001-0409

  Effective October 26, 2009,
  through at least April 30, 2010, the rate will be further reduced to 0.80% on the first $200 million of assets and 0.75% on assets above $200 million.

  As a result of the most recent reduction in the management fee, footnote (1) to the Annual Fund Operating Expenses table on page 9 is revised, effective October 26, 2009, to read as follows:

     (1) Effective October 26, 2009, the Manager is voluntarily reducing the management fee to 0.80% on the first $200 million of assets and 0.75% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time after April 30, 2010. If the voluntary management fee reduction were reflected in the table, the Net Annual Fund Operating Expenses would be lower.

AZL BLACKROCK CAPITAL APPRECIATION FUND

  Under the terms of the investment management agreement between the Manager and the Allianz Variable Insurance Products Trust dated April 27, 2001, the management fee for the AZL BlackRock Capital Appreciation Fund is 0.80% on all assets. The rate currently is reduced to 0.75% on all assets. Effective October 26, 2009, through at least April 30, 2010, the rate will be further reduced to 0.70% on the first $200 million of assets and 0.65% on assets above $200 million.

  As a result of the most recent reduction in the management fee, footnote (1) to the Annual Fund Operating Expenses table on page 14 is revised, effective October 26, 2009, to read as follows:

     (1) Effective October 26, 2009, the Manager is voluntarily reducing the management fee to 0.70% on the first $200 million of assets and 0.65% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time after April 30, 2010. If the voluntary management fee reduction were reflected in the table, the Net Annual Fund Operating Expenses would be lower.

AZL VAN KAMPEN INTERNATIONAL EQUITY FUND (formerly AZL Van Kampen Global Franchise Fund)

NOTE: Effective October 26, 2009, the Fund will retain a new investment subadviser and be renamed the AZL Van Kampen International Equity Fund, as set forth at Item 7 below. The Fund is referred to here by its new name.

  Under the terms of the investment management agreement between the Manager and the Allianz Variable Insurance Products Trust dated April 27, 2001, the management fee for the AZL Van Kampen International Equity Fund is 0.95% on all assets. The rate currently is reduced to 0.95% on the first $100 million of assets, 0.90% on the next $100 million of assets and 0.85% on assets above $200 million. Effective October 26, 2009, through at least April 30, 2010, the rate will be further reduced to 0.80% on all assets.

  As a result of the most recent reduction in the management fee, footnote (1) to the Annual Fund Operating Expenses table on page 142 is revised, effective October 26, 2009, to read as follows:

     (1) Effective October 26, 2009, the Manager is voluntarily reducing the management fee to 0.80% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time after April 30, 2010. If the voluntary management fee reduction were reflected in the table, the Net Annual Fund Operating Expenses would be lower.




4. ON OR ABOUT OCTOBER 26, 2009, MASSACHUSETTS FINANCIAL SERVICES COMPANY WILL REPLACE JENNISON ASSOCIATES LLC AS THE SUBADVISER TO THE AZL JENNISON 20/20 FOCUS FUND. THE FOLLOWING CHANGES WILL BE EFFECTIVE ON OR ABOUT OCTOBER 26, 2009.

NAME EFFECTIVE ON OR ABOUT OCTOBER 26, 2009  PREVIOUS NAME
AZL{reg-trade-mark} MFS Investors Trust Fund AZL{reg-trade-mark} Jennison 20/20 Focus Fund


                               *   *   *   *   *

THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES SECTION, ON PAGE 47, IS REPLACED WITH THE FOLLOWING:

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL MFS Investors Trust Fund is to seek capital appreciation.

Massachusetts Financial Services Company ("MFS"), the Fund's subadviser, normally invests the Fund's assets primarily in equity securities.


                            Page 4 of 11                       AZLPRO-001-0409

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the Fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the Fund's assets in foreign securities.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS may engage in active and frequent trading in pursuing the Fund's principal investment strategies.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


                               *   *   *   *   *

THE PRINCIPAL INVESTMENT RISKS SECTION, ON PAGE 48, IS REPLACED WITH THE
FOLLOWING:

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Principal Investment Risks" later in this prospectus for a more detailed discussion of these risks.
   o MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
   o ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
   o SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
   o FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
   o DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
   o LEVERAGING RISK The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
   o CREDIT RISK The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
   o LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.
   o PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.

                               *   *   *   *   *

                            Page 5 of 11                       AZLPRO-001-0409

THE SUBADVISERS OF THE FUNDS SECTION, BEGINNING ON PAGE 175, IS REVISED TO DELETE THE ENTRY FOR JENNISON ASSOCIATES LLC AND TO INCLUDE THE FOLLOWING:

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS") is located at 500 Boylston Street, Boston, Massachusetts. MFS is         AZL MFS
America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management       Investors
dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the           Trust Fund
management of the MFS organization were approximately $134 billion as of December 31, 2008.

                               *   *   *   *   *

THE PORTFOLIO MANAGERS OF THE FUNDS SECTION, BEGINNING ON PAGE 179, IS REVISED TO DELETE THE ENTRY FOR THE AZL JENNISON 20/20 FOCUS FUND AND TO INCLUDE THE
FOLLOWING:

AZL MFS INVESTORS TRUST FUND

T. Kevin Beatty and Nicole M. Zatlyn are the portfolio managers for the Fund and are responsible for final buy and sell decisions, portfolio construction, risk control and cash management. Mr. Beatty has been employed in the investment area of MFS since 2002 and is currently Director of U.S Equity Research. Ms. Zatlyn has been employed in the investment area of MFS since 2001 and is currently a Core Equity Portfolio Manager.





5. ON OR ABOUT OCTOBER 26, 2009, BLACKROCK INVESTMENT MANAGEMENT, LLC WILL REPLACE THE DREYFUS CORPORATION AS THE SUBADVISER TO THE AZL S&P 500 INDEX FUND AND TO THE AZL SMALL CAP STOCK INDEX FUND. THE FOLLOWING CHANGES WILL BE EFFECTIVE ON OR ABOUT OCTOBER 26, 2009.



THE SUBADVISERS OF THE FUNDS SECTION, BEGINNING ON PAGE 175, IS REVISED TO DELETE THE ENTRY FOR THE DREYFUS CORPORATION AND TO INCLUDE THE FOLLOWING:

BLACKROCK INVESTMENT MANAGEMENT, LLC ("BLACKROCK INVESTMENT") is located at 800 Scudder Mills Road, Plainsboro, New Jersey    AZL
08536. BlackRock Investment is a wholly-owned, indirect subsidiary of BlackRock, Inc. BlackRock, Inc. is one of the largest   S&P
publicly traded investment management firms in the United States, having, together with its affiliates, approximately $1.3    500
trillion in investment company and other assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of  Index
The PNC Financial Services Group, Inc.                                                                                        Fund
                                                                                                                              AZL
                                                                                                                              Small
                                                                                                                              Cap
                                                                                                                              Stock
                                                                                                                              Index
                                                                                                                              Fund

                               *   *   *   *   *

THE PORTFOLIO MANAGERS OF THE FUNDS SECTION, BEGINNING ON PAGE 179, IS REVISED TO REPLACE THE FOLLOWING ENTRY IN ITS ENTIRETY:

AZL S&P 500 INDEX FUND AND AZL SMALL CAP STOCK INDEX FUND

The Funds are managed by Debra L. Jelilian who is a member of BlackRock Investment's Quantitative Index Management Team. Ms. Jelilian is responsible for the day-to-day management of each Fund's portfolio and each is responsible for the selection of each Fund's investments. Ms. Jelilian is a Director of BlackRock Investment, which she joined in 2006. Prior to joining BlackRock Investment, Ms. Jelilian was a Director of Fund Asset Management, L.P. from 1999 to 2006. Ms. Jelilian has 13 years' experience in investing and in managing index investments.



                            Page 6 of 11                       AZLPRO-001-0409

6. ON OR ABOUT OCTOBER 26, 2009, EATON VANCE MANAGEMENT WILL REPLACE VAN KAMPEN ASSET MANAGEMENT AS THE SUBADVISER TO THE AZL VAN KAMPEN COMSTOCK FUND. THE FOLLOWING CHANGES WILL BE EFFECTIVE ON OR ABOUT OCTOBER 26, 2009.

NAME EFFECTIVE ON OR ABOUT OCTOBER 26, 2009          PREVIOUS NAME
AZL{reg-trade-mark} Eaton Vance Large Cap Value Fund AZL{reg-trade-mark} Van Kampen Comstock Fund


                               *   *   *   *   *

THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES SECTION, ON PAGE 131, IS REPLACED WITH THE FOLLOWING:

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Eaton Vance Large Cap Value Fund is to seek total return.

Under normal market conditions, the Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the subadviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies. The Fund primarily invests in dividend-paying stocks.

The Fund also may invest in convertible debt securities of any credit quality (including securities rated below investment grade), in real estate investment trusts for income, and in nonincome producing stocks. The Fund's holdings will represent a number of different sectors and industries, and less than 25% of the Fund's total assets will be invested in any one industry. The Fund may consider a company's dividend prospects and estimates of a company's net value when selecting securities. The portfolio manager may sell a security when the subadviser's price objective for the security is reached, the fundamentals of the company deteriorate, a security's price falls below acquisition cost, or to pursue more attractive investment options.

Investment decisions for the Fund are made primarily on the basis of fundamental research conducted by the subadviser's research staff. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management capability and integrity, growth potential, valuation and earnings and cash flow capabilities). Many of these considerations are subjective.

The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the 25% limitation on investing in foreign securities.

The Fund may invest not more than 15% of its net assets in illiquid securities.

The portfolio turnover rate of the Fund may exceed 100%.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


                               *   *   *   *   *

THE PRINCIPAL INVESTMENT RISKS SECTION, ON PAGE 131 IS REPLACED WITH THE
FOLLOWING:

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Principal Investment Risks" later in this prospectus for a more detailed discussion of these risks.
   o MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.


                            Page 7 of 11                       AZLPRO-001-0409

   o ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
   o SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
   o VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
   o DIVIDEND RISK Stocks that are expected to pay dividends may pay lower dividends or no dividends at all. Distributions on debt securities with variable or floating interest rates will vary with fluctuations in market interest rates.
   o FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
   o EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
   o DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
   o LEVERAGING RISK The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
   o CREDIT RISK The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
   o LIQUIDITY RISK An investment that is difficult to purchase or sell may have an adverse affect on the Fund's returns.
   o INTEREST RATE RISK Debt securities held by the Fund may decline in value due to rising interest rates.
   o SECURITY QUALITY RISK The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high yield risk" or "junk bond risk."
   o REAL ESTATE INVESTMENTS RISK The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
   o PORTFOLIO TURNOVER The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.

                               *   *   *   *   *


THE SUBADVISERS OF THE FUNDS SECTION, BEGINNING ON PAGE 175, IS REVISED TO INCLUDE THE FOLLOWING:

EATON VANCE MANAGEMENT ("EATON VANCE") is located at Two International Place, Boston, MA 02110. Eaton Vance has been managing AZL
assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage approximately $120    Eaton
billion on behalf of mutual funds, institutional clients and individuals.                                                     Vance
                                                                                                                              Large
                                                                                                                              Cap
                                                                                                                              Value
                                                                                                                              Fund

                               *   *   *   *   *

THE PORTFOLIO MANAGERS OF THE FUNDS SECTION, BEGINNING ON PAGE 179, IS REVISED TO DELETE THE ENTRY FOR THE AZL VAN KAMPEN COMSTOCK FUND AND TO INCLUDE THE
FOLLOWING:

AZL EATON VANCE LARGE CAP VALUE FUND

Michael R. Mach is the portfolio manager of the AZL Eaton Vance Large Cap Value Fund. Mr. Mach manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance.


                            Page 8 of 11                       AZLPRO-001-0409

7. ON OR ABOUT OCTOBER 26, 2009, MORGAN STANLEY INVESTMENT MANAGEMENT INC. WILL REPLACE VAN KAMPEN ASSET MANAGEMENT AS THE SUBADVISER TO THE AZL VAN KAMPEN GLOBAL FRANCHISE FUND. THE FOLLOWING CHANGES WILL BE EFFECTIVE ON OR ABOUT OCTOBER 26, 2009.

NAME EFFECTIVE ON OR ABOUT OCTOBER 26, 2009              PREVIOUS NAME
AZL{reg-trade-mark} Van Kampen International Equity Fund AZL{reg-trade-mark} Van Kampen Global Franchise Fund


                               *   *   *   *   *

THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES SECTION, ON PAGE 139, IS REPLACED WITH THE FOLLOWING:

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen International Equity Fund is long-term capital appreciation.

The Fund's sub-subadvisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, both affiliates of the subadviser, seek to maintain a diversified portfolio of equity securities of non-U.S. issuers based on individual stock selection. The sub-subadvisers emphasize a bottom-up approach to investing that seeks to identify securities of issuers they believe are undervalued. The sub-subadvisers focus on developed markets, but they may invest in emerging markets.

The sub-subadvisers select issuers from a universe comprised of approximately 1,200 companies in non-U.S. markets. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the sub-subadvisers consider value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The sub-subadvisers conduct a thorough investigation of the issuer's balance sheet, cash flow and income statement and assess the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The sub-subadvisers generally consider selling a portfolio holding when they determine that the holding has reached its fair value target.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities. Derivative instruments used by the Fund will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


                               *   *   *   *   *

THE PRINCIPAL INVESTMENT RISKS SECTION, ON PAGE 139, IS REPLACED WITH THE
FOLLOWING:

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.
The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the risks to which the portfolio is subject may also change. See the section "Principal Investment Risks" later in this prospectus for a more detailed discussion of these risks.
   o MARKET RISK The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
   o ISSUER RISK The value of a security may decline for a number of reasons directly related to the issuer of the security.
   o SELECTION RISK When a fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results. Selection risk is sometimes known as "management risk."
   o FOREIGN RISK Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.


                            Page 9 of 11                       AZLPRO-001-0409

   o EMERGING MARKETS RISK Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
   o VALUE STOCKS RISK Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
   o CURRENCY RISK Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
   o DERIVATIVES RISK Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
   o INDUSTRY SECTOR RISK Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund's portfolio.
   o COUNTRY/REGIONAL RISK Political events, financial troubles, or natural disasters may have an adverse affect on the securities markets of a country or region.

                               *   *   *   *   *


THE SUBADVISERS OF THE FUNDS SECTION, BEGINNING ON PAGE 175, IS REVISED TO INCLUDE THE FOLLOWING:

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MORGAN STANLEY") is located at 522 Fifth Avenue, New York, New York       AZL Van Kampen
10036. Morgan Stanley conducts a worldwide portfolio management business and provides a broad range of portfolio      International
management services to customers in the United States and abroad. Morgan Stanley is a preeminent global financial     Equity Fund
services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2009, Morgan Stanley, together with its affiliated asset management companies, had approximately $351 billion in assets under management or supervision.
Morgan Stanley has entered into Sub-Subadvisory Agreements with Morgan Stanley Investment Management Limited ("MSIM
Limited"), located at 25 Cabot Square, Canary Wharf, London, England E14 4QA, and Morgan Stanley Investment
Management Company ("MSIM Company"), located at 23 Church Street, 16-01 Capital Square, Singapore 04948. The sub-
subadvisers are wholly owned subsidiaries of Morgan Stanley and provide investment advisory services to the Fund subject to the overall supervision of Morgan Stanley and the Manager. Morgan Stanley pays the sub-subadvisers a portion of the net subadvisory fees that Morgan Stanley receives from the Manager.

                               *   *   *   *   *

THE PORTFOLIO MANAGERS OF THE FUNDS SECTION, BEGINNING ON PAGE 179, IS REVISED TO DELETE THE ENTRY FOR THE AZL VAN KAMPEN GLOBAL FRANCHISE FUND AND TO INCLUDE THE FOLLOWING:

AZL VAN KAMPEN INTERNATIONAL EQUITY FUND

The Fund is managed within the Subadviser's International Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are William
D. Lock and Walter B. Riddell, each a Managing Director of MSIM Limited, Peter
J. Wright, a Managing Director of MSIM Company, and John S. Goodacre and Christian Derold, each an Executive Director of MSIM Limited.

Each member of the team has both global sector research responsibilities and makes investment management decisions for the Fund. Messrs. Lock, Wright, Riddell, Goodacre and Derold have day-to-day portfolio administration responsibilities as well.

See below for more information about the portfolio managers.


                            Page 10 of 11                       AZLPRO-001-0409

                               *   *   *   *   *



THE PORTFOLIO MANAGERS OF THE FUNDS SECTION, BEGINNING ON PAGE 179, IS REVISED TO REPLACE THE BULLET POINTS REGARDING THE FOLLOWING INDIVIDUALS UNDER THE HEADING "THE VAN KAMPEN PORTFOLIO MANAGERS," BEGINNING ON PAGE 187, WITH THE
FOLLOWING:

   o Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994 and has been managing the AZL Van Kampen International Equity Fund (formerly, the AZL Van Kampen Global Franchise
      Fund) since June 2009.

   o Mr. Riddell has been associated with MSIM Limited in an investment management capacity since 1995 and has been managing the AZL Van Kampen International Equity Fund (formerly, the AZL Van Kampen Global Franchise
      Fund) since June 2009.

   o Mr. Wright has been associated with MSIM Company or its affiliates in an investment management capacity since 1996 and has been managing the AZL Van Kampen International Equity Fund (formerly, the AZL Van Kampen Global Franchise Fund) since June 2009.

   o Mr. Goodacre has been associated with MSIM Limited in an investment management capacity since 2003 and has been managing the AZL Van Kampen International Equity Fund (formerly, the AZL Van Kampen Global Franchise
      Fund) since June 2009.

   o Mr. Derold has been associated with MSIM Limited in an investment management capacity since May 2006 and has been managing the AZL Van Kampen International Equity Fund (formerly, the AZL Van Kampen Global Franchise Fund) since June 2009. Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.



                            Page 11 of 11                       AZLPRO-001-0409

                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                        SUPPLEMENT DATED JUNE 22, 2009,
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 27, 2009


   This supplement updates certain information contained in the Statement of
                             Additional Information
 and should be attached to the Statement of Additional Information and retained for future reference.





1. EFFECTIVE AS OF THE DATE OF THIS SUPPLEMENT,THE ENTRY FOR VK GLOBAL FRANCHISE FUND IN THE TABLE CONCERNING OTHER MANAGED ACCOUNTS, BEGINNING ON PAGE 56, IS REPLACED WITH THE FOLLOWING:



   FUND    PORTFOLIO         OTHER REGISTERED INVESTMENT COMPANY                OTHER POOLED INVESTMENT                OTHER
            MANAGER          ACCOUNTS/ASSETS UNDER MANAGEMENT (1)         VEHICLES/ASSETS UNDER MANAGEMENT (1)    ACCOUNTS/ASSETS
                                                                                                                UNDER MANAGEMENT (1)
           Christian                   2 / $3.3 billion                                 0 / N/A                       0 / N/A
           Derold
           John S.                     2 / $3.3 billion                             2 / $3.9 billion                  0 / N/A
           Goodacre
VK Global  William D.                  3 / $3.9 billion                             3 / $4.0 billion             10 / $3.4 billion
Franchise  Lock                                                                                                        (2)(3)
Fund
           Walter B.                   3 / $3.9 billion                             3 / $4.0 billion             2 / $572.5 million
           Riddell                                                                                                      (3)
           Peter J.                    3 / $3.9 billion                             3 / $4.0 billion             15 / $4.4 billion
           Wright                                                                                                       (3)

(1)Information presented is as of December 31, 2008. There are no other accounts managed by Messrs. Derold, Goodacre, Riddell and Wright for which the advisory fee is based on performance.
(2)Of these other accounts, one account with a total of approximately $274.9 million in assets had performance-based fees.
(3)Includes separate accounts managed under certain "wrap fee programs."






2. AT A MEETING HELD JUNE 10, 2009, THE BOARD OF TRUSTEES APPROVED A TEMPORARY VOLUNTARY REDUCTION IN THE MANAGEMENT FEES FOR THE FOLLOWING FUNDS TO BE EFFECTIVE OCTOBER 26, 2009.



The information for the following Funds that appears in the table beginning on page 44 concerning Funds that have entered into a written agreement whereby the Manager has voluntarily reduced the management fee, is revised, effective October 26, 2009, as follows:

NAME OF FUND                        MANAGEMENT FEE
AIM International Equity Fund       0.80% on the first $200 million of assets and 0.75% on assets above $200 million (1)
BlackRock Capital Appreciation Fund 0.70% on the first $200 million of assets and 0.65% on assets above $200 million (1)
VK International Equity Fund        0.80% on all assets (1)(2)

(1) These reductions may be terminated at any time after April 30, 2010.
(2) Formerly, VK Global Franchise Fund, as set forth at Item 6 below.


                            Page 1 of 13                       AZLSAI-001-0409

The information for the following Funds that appears in the table beginning on page 50 concerning Fund subadvisory fee rates is revised, effective October 26, 2009, as follows:

FUND                                                     RATE
                                      AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                                    First $500 million Next $500 million Thereafter
AIM International Equity Fund             0.45%              0.40%         0.35%

                                    First $300 million Next $700 million Thereafter
BlackRock Capital Appreciation Fund       0.40%              0.35%         0.30%

                                    First $250 million Next $250 million Thereafter
VK International Equity Fund              0.47%              0.40%         0.315%





 3.ON OR ABOUT OCTOBER 26, 2009, MASSACHUSETTS FINANCIAL SERVICES COMPANY WILL
   REPLACE JENNISON ASSOCIATES LLC AS THE SUBADVISER TO THE AZL JENNISON 20/20 FOCUS FUND. THE FOLLOWING CHANGES ARE EFFECTIVE ON OR ABOUT OCTOBER 26, 2009.

NAME EFFECTIVE ON OR ABOUT OCTOBER 26, 2009    PREVIOUS NAME
AZL[{reg-trade-mark}] MFS Investors Trust Fund AZL[{reg-trade-mark}] Jennison 20/20 Focus Fund

                               *   *   *   *   *

THE TABLE CONCERNING FUND SUBADVISER CHANGES ON PAGE 3 IS REVISED TO ADD THE
FOLLOWING:

DATE             CURRENT FUND NAME (SUBADVISER)             PREVIOUS FUND NAME (SUBADVISER)
October 26, 2009 AZL MFS Investors Trust Fund               AZL Jennison 20/20 Focus Fund
                 (Massachusetts Financial Services Company) (Jennison Associates LLC)

                               *   *   *   *   *

THE LIST OF FUND NAMES UNDER THE INVESTMENT STRATEGIES AND POLICIES SECTION, BEGINNING ON PAGE 4, IS REVISED AS FOLLOWS:

Insert: AZL MFS Investors Trust Fund ("MFS Investors Trust Fund")
Delete: AZL Jennison 20/20 Focus Fund ("Jennison 20/20 Focus Fund")

                               *   *   *   *   *

THE SPECIFIC NON-FUNDAMENTAL INVESTMENT RESTRICTIONS SECTION BEGINNING ON PAGE 5 IS REVISED TO DELETE THE PARAGRAPH FOR JENNISON 20/20 FOCUS FUND.


                               *   *   *   *   *



                            Page 2 of 13                       AZLSAI-001-0409

THE TABLE BEGINNING ON PAGE 50 CONCERNING FUND SUBADVISORY FEE RATES IS REVISED TO DELETE THE ENTRY FOR AZL JENNISON 20/20 FOCUS FUND AND TO ADD THE FOLLOWING:

 FUND                                              RATE
                                AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                              First $250 million Next $250 million Thereafter
 MFS Investors Trust Fund....       0.375%             0.35%         0.325%



                               *   *   *   *   *

THE LIST OF SUBADVISERS BEGINNING ON PAGE 52 IS REVISED TO DELETE THE ENTRY FOR JENNISON ASSOCIATES LLC AND TO ADD THE FOLLOWING:

  MASSACHUSETTS FINANCIAL SERVICES COMPANY

  Massachusetts Financial Services Company ("MFS") is located at 500 Boylston Street, Boston, Massachusetts. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $134 billion as of December 31, 2008.


                               *   *   *   *   *

THE TABLE CONCERNING OTHER MANAGED ACCOUNTS, BEGINNING ON PAGE 56, IS REVISED TO DELETE THE ENTRY FOR JENNISON 20/20 FOCUS FUND AND TO ADD THE FOLLOWING:

   FUND    PORTFOLIO         OTHER REGISTERED INVESTMENT COMPANY                OTHER POOLED INVESTMENT                OTHER
            MANAGER          ACCOUNTS/ASSETS UNDER MANAGEMENT (1)         VEHICLES/ASSETS UNDER MANAGEMENT (1)    ACCOUNTS/ASSETS
                                                                                                                UNDER MANAGEMENT (1)
MFS        T. Kevin                    3 / $3.3 billion                                 0 / N/A                  5 / $45.7 million
Investors  Beatty
Trust Fund
           Nicole M.                   3 / $3.3 billion                                 0 / N/A                  3 / $24.2 million
           Zatlyn

(1)Information presented is as of December 31, 2008. There are no other accounts managed by Mr. Beatty or Ms. Zatlyn for which the advisory fee is based on performance.

                               *   *   *   *   *

THE PORTFOLIO MANAGER COMPENSATION SECTION, BEGINNING ON PAGE 63, IS REVISED TO DELETE THE ENTRY FOR JENNISON ASSOCIATES LLC AND TO ADD THE FOLLOWING:

  MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")

  Portfolio manager total cash compensation at MFS is a combination of base salary and performance bonus:

  Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 10%) than performance bonus.

  Performance Bonus - Generally, the performance bonus represents a majority of portfolio manager total cash compensation.

  The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.


                            Page 3 of 13                       AZLSAI-001-0409

  The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2008, the following benchmarks were used:

      Kevin T. Beatty    Standard & Poor's 500 Stock Index
MSCI World Index
MSCI All Country World Index Growth

      Nicole M. Zatlyn   Lipper Large-Cap Core Funds
Standard & Poor's 500 Stock Index

  Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

  The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

  Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

  Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.


                               *   *   *   *   *



THE TABLE CONCERNING DATES OF INCEPTION AND PREVIOUS NAMES FOR THE FUNDS, BEGINNING ON PAGE 92, IS REVISED TO DELETE THE ENTRY FOR THE JENNISON 20/20 FOCUS FUND AND TO ADD THE FOLLOWING:

INVESTMENT OPTIONS           FUND INCEPTION PREVIOUS NAME                       DATES       PREVIOUS NAME DATES
AZL MFS Investors Trust Fund    4/29/05     AZL Jennison 20/20 Focus Fund 4/29/05to10/26/09



                            Page 4 of 13                       AZLSAI-001-0409

 4.ON OR ABOUT OCTOBER 26, 2009, BLACKROCK INVESTMENT MANAGEMENT, LLC WILL
   REPLACE THE DREYFUS CORPORATION AS THE SUBADVISER TO THE AZL S&P 500 INDEX FUND AND TO THE AZL SMALL CAP STOCK INDEX FUND. THE FOLLOWING CHANGES ARE EFFECTIVE ON OR ABOUT OCTOBER 26, 2009.


THE TABLE CONCERNING FUND SUBADVISER CHANGES ON PAGE 3 IS REVISED TO ADD THE
FOLLOWING:

DATE          CURRENT FUND NAME (SUBADVISER)                                    PREVIOUS FUND NAME (SUBADVISER)
October 26,   AZL S&P 500 Index Fund                                            AZL S&P 500 Index Fund
2009          (BlackRock Investment Management, LLC)                            (The Dreyfus Corporation)
October 26,   AZL Small Cap Stock Index Fund(BlackRock Investment Management,   AZL Small Cap Stock Index Fund(The Dreyfus
2009          LLC)                                                              Corporation)

                               *   *   *   *   *

THE ENTRY FOR S&P 500 INDEX FUND AND SMALL CAP STOCK INDEX FUND IN THE TABLE BEGINNING ON PAGE 50 CONCERNING FUND SUBADVISORY FEE RATES IS REVISED AS
FOLLOWS:

FUND                                                               RATE
                                                AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                                                  First $300 million          Thereafter
S&P 500 Index Fund & Small Cap Stock Index Fund         0.04%                   0.02%



                               *   *   *   *   *

THE LIST OF SUBADVISERS BEGINNING ON PAGE 52 IS REVISED TO DELETE THE ENTRY FOR THE DREYFUS CORPORATION AND TO ADD THE FOLLOWING:

  BLACKROCK INVESTMENT MANAGEMENT, LLC
  BlackRock Investment Management, LLC ("BlackRock Investment") has its principal offices at 800 Scudders Mill Road, Plainsboro, NJ 08536. BlackRock Investment is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.31 trillion in investment company and other assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc.

                               *   *   *   *   *

THE ENTRY FOR S&P 500 INDEX FUND AND SMALL CAP STOCK INDEX FUND IN THE TABLE CONCERNING OTHER MANAGED ACCOUNTS, BEGINNING ON PAGE 56, IS DELETED AND REPLACED WITH THE FOLLOWING:

 FUND  PORTFOLIO         OTHER REGISTERED INVESTMENT COMPANY                OTHER POOLED INVESTMENT          OTHER ACCOUNTS/ASSETS
        MANAGER          ACCOUNTS/ASSETS UNDER MANAGEMENT (1)         VEHICLES/ASSETS UNDER MANAGEMENT (1)  UNDER MANAGEMENT (1)(2)
S&P    Debra L.                  24 / $11.84 billion                            28 / $14 billion              31 / $29.2 billion
500    Jelilian
Index
Fund
Small  Debra L.                  24 / $13.05 billion                            28 / $14 billion              31 / $29.2 billion
Cap    Jelilian
Stock
Index
Fund

(1)  Information presented is as of January 31, 2009.
(2) Includes one account, with assets under management of $690.4 million, for which advisory fee is performance-based.



                            Page 5 of 13                       AZLSAI-001-0409

                               *   *   *   *   *

THE PORTFOLIO MANAGER COMPENSATION SECTION, BEGINNING ON PAGE 63, IS REVISED TO DELETE THE ENTRY FOR THE DREYFUS CORPORATION AND TO REPLACE THE ENTRY FOR BLACKROCK CAPITAL MANAGEMENT, INC. AND BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION IN ITS ENTIRETY WITH THE FOLLOWING:

  BLACKROCK CAPITAL MANAGEMENT, INC.
  BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION
  BLACKROCK INVESTMENT MANAGEMENT, LLC

  BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

  Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

  Discretionary Incentive Compensation

  1. BlackRock Capital Appreciation Fund and BlackRock Growth Fund

  Discretionary incentive compensation is based on a formulaic compensation program. BlackRock's formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency or team revenue component. If a portfolio manager's tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for each fund include the following:



 Portfolio Manager Funds Managed                       Benchmarks Applicable to Each Manager
Jeffrey Lindsey    BlackRock Capital Appreciation Fund Lipper Large-Cap Growth Funds classification
Edward Dowd
Jeffrey Lindsey    BlackRock Growth Fund               Lipper Large-Cap Growth Funds classification
Edward Dowd


                            Page 6 of 13                       AZLSAI-001-0409

  Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

  2. S&P 500 Index Fund and Small Cap Stock Index Fund

  Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks include the following:

 Portfolio Manager Funds Managed              Benchmarks Applicable to Each Manager
Debra L. Jelilian  S&P 500 Index Fund         S&P 500 Index
Debra L. Jelilian  Small Cap Stock Index Fund Russell 2000 Index

  BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio managers' compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance of fixed-income funds is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable. Performance of equity funds is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

  Distribution of Discretionary Incentive Compensation

  Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods.

  Long-Term Retention and Incentive Plan ("LTIP") - The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Amero, Dowd, Lindsey, Marra, Phillips, and Ms. Jelilian have each received awards under the LTIP.

  Deferred Compensation Program - A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Amero, Dowd, Lindsey, Marra, Phillips and Ms. Jelilian have each participated in the deferred compensation program.

  Options and Restricted Stock Awards - A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards


                            Page 7 of 13                       AZLSAI-001-0409
  vest over a period of years. Messrs. Amero, Marra and Phillips have each been granted stock options and/or restricted stock in prior years.

  Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

  Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

  Potential Material Conflicts of Interest

  BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates' or significant shareholders') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Amero, Arledge, Marra, Phillips and Ms. Jelilian currently manage certain accounts that are subject to performance fees. In addition, Mr. Amero assists in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

  As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.



                            Page 8 of 13                       AZLSAI-001-0409

5.ON OR ABOUT OCTOBER 26, 2009, EATON VANCE MANAGEMENT WILL REPLACE VAN KAMPEN
   ASSET MANAGEMENT AS THE SUBADVISER TO THE AZL VAN KAMPEN COMSTOCK FUND. THE FOLLOWING CHANGES ARE EFFECTIVE ON OR ABOUT OCTOBER 26, 2009.

NAME EFFECTIVE ON OR ABOUT OCTOBER 26, 2009            PREVIOUS NAME
AZL[{reg-trade-mark}] Eaton Vance Large Cap Value Fund AZL[{reg-trade-mark}] Van Kampen Comstock Fund

                               *   *   *   *   *

THE TABLE CONCERNING FUND SUBADVISER CHANGES ON PAGE 3 IS REVISED TO ADD THE
FOLLOWING:

DATE             CURRENT FUND NAME (SUBADVISER)       PREVIOUS FUND NAME (SUBADVISER)
October 26, 2009 AZL Eaton Vance Large Cap Value Fund AZL Van Kampen Comstock Fund
                 (Eaton Vance Management)             (Van Kampen Asset Management)

                               *   *   *   *   *

THE LIST OF FUND NAMES UNDER THE INVESTMENT STRATEGIES AND POLICIES SECTION, BEGINNING ON PAGE 4, IS REVISED AS FOLLOWS:

Insert:AZL Eaton Vance Large Cap Value Fund ("Eaton Vance Large Cap Value Fund") Delete:AZL Van Kampen Comstock Fund ("VK Comstock Fund")

                               *   *   *   *   *

THE SPECIFIC NON-FUNDAMENTAL INVESTMENT RESTRICTIONS SECTION BEGINNING ON PAGE 5 IS REVISED TO DELETE THE PARAGRAPH FOR VK COMSTOCK FUND.


                               *   *   *   *   *

IN THE FOURTH LISTED NON-FUNDAMENTAL RESTRICTION ON PAGE 33, VK COMSTOCK FUND IS DELETED FROM THE LIST OF FUNDS WHICH MAY INVEST ONLY 10% OF NET ASSETS IN ILLIQUID SECURITIES.


                               *   *   *   *   *

THE TABLE BEGINNING ON PAGE 50 CONCERNING FUND SUBADVISORY FEE RATES IS REVISED TO DELETE THE ENTRY FOR AZL VK COMSTOCK FUND AND TO ADD THE FOLLOWING:

 FUND                                                RATE
                                  AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                                    First $250 million          Thereafter
 Eaton Vance Large Cap Value Fund         0.30%                   0.25%



                               *   *   *   *   *

THE LIST OF SUBADVISERS BEGINNING ON PAGE 52 IS REVISED TO ADD THE FOLLOWING:

  EATON VANCE MANAGEMENT

  Eaton Vance Management ("Eaton Vance") is located at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage approximately $120 billion on behalf of mutual funds, institutional clients and individuals.


                               *   *   *   *   *


                            Page 9 of 13                       AZLSAI-001-0409

THE TABLE CONCERNING OTHER MANAGED ACCOUNTS, BEGINNING ON PAGE 56, IS REVISED TO DELETE THE ENTRY FOR VK COMSTOCK FUND AND TO ADD THE FOLLOWING:

  FUND    PORTFOLIO  OTHER REGISTERED INVESTMENT COMPANY ACCOUNTS/ASSETS         OTHER POOLED INVESTMENT               OTHER
           MANAGER                 UNDER MANAGEMENT (1)(2)                VEHICLES/ASSETS UNDER MANAGEMENT (1)    ACCOUNTS/ASSETS
                                                                                                                 UNDER MANAGEMENT
                                                                                                                        (1)
Eaton     Michael R.                  9 / $12.2 billion                             4 / $1.8 billion             57 / $5.4 billion
Vance     Mach (3)
Large Cap
Value
Fund

(1)Information presented is as of December 31, 2008. There are no other accounts managed by Mr. Mach for which the advisory fee is based on performance.
(2)Numbers provided include certain investment companies structured as fund of funds which invest in funds in the Eaton Vance Complex advised by other portfolio managers.
(3)Certain of the funds for which Mr. Mach serves as portfolio manager may invest in underlying portfolios for which he also serves as portfolio manager.

                               *   *   *   *   *

THE PORTFOLIO MANAGER COMPENSATION SECTION, BEGINNING ON PAGE 63, IS REVISED TO ADD THE FOLLOWING:

  EATON VANCE MANAGEMENT ("EATON VANCE")

  Compensation Structure for Eaton Vance. Compensation of the subadviser's portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.'s ("EVC") nonvoting common stock and restricted shares of EVC's nonvoting common stock. The subadviser's investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the subadviser's employees. Compensation of the subadviser's investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31[st] fiscal year end of EVC.

  Method to Determine Compensation. The subadviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30[th] preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund's peer group as determined by Lipper or Morningstar is deemed by the subadviser's management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund's success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

  The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers' performance in meeting them.

  The subadviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The subadviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the subadviser and its parent company. The overall annual cash bonus pool is based


                            Page 10 of 13                       AZLSAI-001-0409
  on a substantially fixed percentage of pre-bonus operating income. While the salaries of the subadviser's portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.


                               *   *   *   *   *



THE TABLE CONCERNING DATES OF INCEPTION AND PREVIOUS NAMES FOR THE FUNDS, BEGINNING ON PAGE 92, IS REVISED TO DELETE THE ENTRY FOR THE AZL VAN KAMPEN COMSTOCK FUND AND TO ADD THE FOLLOWING:

INVESTMENT OPTIONS                 FUND INCEPTION PREVIOUS NAME                    DATES       PREVIOUS NAME              DATES
AZL Eaton Vance Large Cap Value        5/1/01     AZL Van Kampen Comstock    11/4/01to10/26/09 USAllianz Comstock       5/1/01 to
Fund                                              Fund                                         Fund                      11/4/01





 6.ON OR ABOUT OCTOBER 26, 2009, MORGAN STANLEY INVESTMENT MANAGEMENT INC. WILL
   REPLACE VAN KAMPEN ASSET MANAGEMENT AS THE SUBADVISER TO THE AZL VAN KAMPEN GLOBAL FRANCHISE FUND. THE FOLLOWING CHANGES ARE EFFECTIVE ON OR ABOUT OCTOBER 26, 2009.

NAME EFFECTIVE ON OR ABOUT OCTOBER 26, 2009                PREVIOUS NAME
AZL[{reg-trade-mark}] Van Kampen International Equity Fund AZL[{reg-trade-mark}] Van Kampen Global Franchise Fund

                               *   *   *   *   *

IN THE FIRST PARAGRAPH IN THE HISTORY OF THE FUNDS SECTION ON PAGE 3, AS WELL AS IN THE FIFTH LISTED FUNDAMENTAL RESTRICTION ON PAGE 31, THE AZL VAN KAMPEN GLOBAL FRANCHISE FUND IS DELETED FROM THE LIST OF FUNDS WHICH ARE NON-DIVERSIFIED.


                               *   *   *   *   *

THE TABLE CONCERNING FUND SUBADVISER CHANGES ON PAGE 3 IS REVISED TO ADD THE
FOLLOWING:

DATE             CURRENT FUND NAME (SUBADVISER)              PREVIOUS FUND NAME (SUBADVISER)
October 26, 2009 AZL Van Kampen International Equity Fund    AZL Van Kampen Global Franchise Fund
                 (Morgan Stanley Investment Management Inc.) (Van Kampen Asset Management)

                               *   *   *   *   *

THE LIST OF FUND NAMES UNDER THE INVESTMENT STRATEGIES AND POLICIES SECTION, BEGINNING ON PAGE 4, IS REVISED AS FOLLOWS:

Insert:AZL Van Kampen International Equity Fund ("VK International Equity Fund") Delete:AZL Van Kampen Global Franchise Fund ("VK Global Franchise Fund")

                               *   *   *   *   *

THE SPECIFIC NON-FUNDAMENTAL INVESTMENT RESTRICTIONS SECTION BEGINNING ON PAGE 5 IS REVISED TO ADD THE FOLLOWING:

  VK INTERNATIONAL EQUITY FUND. The VK International Equity Fund may invest up to 5% of its assets in convertible securities that have been rated below investment grade (see "Additional Information on Portfolio Instruments and Investment Policies - Convertible Securities").


                            Page 11 of 13                       AZLSAI-001-0409

                               *   *   *   *   *

THE TABLE BEGINNING ON PAGE 50 CONCERNING FUND SUBADVISORY FEE RATES IS REVISED TO DELETE THE ENTRY FOR VK GLOBAL FRANCHISE FUND AND TO ADD THE ENTRY FOR VK INTERNATIONAL EQUITY FUND, AS SET FORTH AT ITEM 2 ABOVE.


                               *   *   *   *   *

THE LIST OF SUBADVISERS BEGINNING ON PAGE 52 IS REVISED TO ADD THE FOLLOWING:

  MORGAN STANLEY INVESTMENT MANAGEMENT INC.

  Morgan Stanley Investment Management Inc. ("Morgan Stanley") is located at 522 Fifth Avenue, New York, New York 10036. Morgan Stanley conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2009, Morgan Stanley, together with its affiliated asset management companies, had approximately $351 billion in assets under management or supervision.

  Morgan Stanley has entered into Sub-Subadvisory Agreements with Morgan Stanley Investment Management Limited ("MSIM Limited"), located at 25 Cabot Square, Canary Wharf, London, England E14 4QA, and Morgan Stanley Investment Management Company ("MSIM Company"), located at 23 Church Street, 16-01 Capital Square, Singapore 04948. The sub-subadvisers are wholly owned subsidiaries of Morgan Stanley and provide investment advisory services to the Fund subject to the overall supervision of Morgan Stanley and the Manager. Morgan Stanley pays the sub-subadvisers a portion of the net subadvisory fees that Morgan Stanley receives from the Manager.

                               *   *   *   *   *

THE TABLE CONCERNING OTHER MANAGED ACCOUNTS, BEGINNING ON PAGE 56, IS REVISED TO DELETE THE ENTRY FOR VK GLOBAL FRANCHISE FUND, AS SUPPLEMENTED AT ITEM 1 ABOVE, AND TO ADD THE FOLLOWING:

     FUND      PORTFOLIO        OTHER REGISTERED INVESTMENT COMPANY              OTHER POOLED INVESTMENT              OTHER
                MANAGER         ACCOUNTS/ASSETS UNDER MANAGEMENT (1)       VEHICLES/ASSETS UNDER MANAGEMENT (1)  ACCOUNTS/ASSETS
                                                                                                                 UNDER MANAGEMENT
                                                                                                                       (1)
               Christian                  2 / $3.6 billion                               0 / N/A                     0 / N/A
               Derold
               John S.                    2 / $3.6 billion                           2 / $4.2 billion                0 / N/A
               Goodacre
VK             William D.                 3 / $4.4 billion                           3 / $4.3 billion           10 / $3.8 billion
International  Lock                                                                                                    (2)
Equity Fund
               Walter B.                  3 / $4.4 billion                           3 / $4.3 billion           2 / $568.1 million
               Riddell
               Peter J.                   3 / $4.4 billion                           3 / $4.3 billion           16 / $5.0 billion
               Wright

(1)Information presented is as of December 31, 2008. There are no other accounts managed by Messrs. Derold, Goodacre, Riddell and Wright for which the advisory fee is based on performance.
(2)Of these other accounts, one account with a total of approximately $280.1 million in assets had performance-based fees.

                               *   *   *   *   *

THE PORTFOLIO MANAGER COMPENSATION SECTION, BEGINNING ON PAGE 63, IS REVISED TO ADD THE FOLLOWING:

  MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MORGAN STANLEY")

  Portfolio Manager Compensation Structure

  Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.


                            Page 12 of 13                       AZLSAI-001-0409

  Base Salary Compensation. Generally, the portfolio managers receive base salary compensation based on the level of their position with the subadviser.

  Discretionary Compensation. In addition to base compensation, the portfolio managers may receive discretionary compensation.

  Discretionary compensation can include:

     o Cash Bonus.

     o Morgan Stanley's Long Term Incentive Compensation awards-a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

     o Investment Management Alignment Plan (IMAP) awards-a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the subadviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include one of the Portfolios. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the subadviser.

     o Voluntary Deferred Compensation Plans-voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the subadviser or its affiliates.

  Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

     o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

     o Contribution to the business objectives of the subadviser.

     o The dollar amount of assets managed by the portfolio manager.

     o Market compensation survey research by independent third parties.

     o Other qualitative factors, such as contributions to client objectives.

     o Performance of Morgan Stanley, and the overall performance of the investment team(s) of which the portfolio manager is a member.


                               *   *   *   *   *

THE TABLE CONCERNING DATES OF INCEPTION AND PREVIOUS NAMES FOR THE FUNDS, BEGINNING ON PAGE 92, IS REVISED TO DELETE THE ENTRY FOR THE AZL VAN KAMPEN GLOBAL FRANCHISE FUND AND TO ADD THE FOLLOWING:

INVESTMENT OPTIONS                       FUND INCEPTION PREVIOUS NAME                             DATES       PREVIOUS NAME DATES
AZL Van Kampen International Equity Fund     5/1/03     AZL Van Kampen Global Franchise Fund 5/1/03to10/26/09



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